[LOGO OF SMITH BARNEY MUTUAL FUNDS]




                            SMITH BARNEY ADJUSTABLE
                                RATE GOVERNMENT
                                  INCOME FUND


                                                               STYLE PURE SERIES

                                                               ANNUAL REPORT

                                                               MAY 31, 2000


                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]


            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney Adjustable Rate
Government Income Fund

--------------------------------------------------------------------------------
The Smith Barney Adjustable Rate Government Income Fund ("Fund") seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. The Fund will invest principally in adjustable rate securities and U.S. government securities.



Smith Barney Adjustable Rate Government
Income Fund Average Annual Total Returns
May 31, 2000

                                    Without Sales Charges(1)
                           -----------------------------------------------------
                            Class A         Class B         Class I
================================================================================
One-Year                     3.98%           3.86%           4.58%
--------------------------------------------------------------------------------
Five-Year                    4.92            4.86             N/A
--------------------------------------------------------------------------------
Since Inception+             4.64            4.66            5.40
================================================================================

                                      With Sales Charges(2)
                           -----------------------------------------------------
                            Class A         Class B         Class I
================================================================================
One-Year                     3.98%          (1.06)%          4.58%
--------------------------------------------------------------------------------
Five-Year                    4.92            4.70             N/A
--------------------------------------------------------------------------------
Since Inception+             4.64            4.66            5.40
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
 + Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.


--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

While investing in bonds has recently been a challenge for investors due to the rise in interest rates during the past year, the managers believe the market conditions may improve over the near term and they feel the Federal Reserve Board's monetary actions may ultimately slow economic conditions and make bonds more appealing to many investors over time. (Of course, no guarantees can be given that this in fact will occur.)


--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

           Class A                      ARMGX
           Class B                      ARMBX
           Class I                      ARMZX


--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter..........................................................  1

Historical Performance......................................................  3

Smith Barney Adjustable Rate Government Income Fund at a Glance.............  5

Schedule of Investments.....................................................  6

Statement of Assets and Liabilities......................................... 10

Statement of Operations..................................................... 11

Statements of Changes in Net Assets......................................... 12

Statement of Cash Flows..................................................... 13

Notes to Financial Statements............................................... 14

Financial Highlights........................................................ 20

Independent Auditors' Report................................................ 23

Tax Information............................................................. 24

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]

Heath B. McLendon

Chairman


Dear Shareholder:

We are pleased to present the annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the year ended May 31, 2000. In this report, we have summarized the prevailing economic and market conditions and outlined the investment team's portfolio strategy.1


Performance Update

The Fund's investment objective is to seek high current income and limit the degree of fluctuation of its net asset value ("NAV") resulting from movements in interest rates. The Fund seeks to achieve these objectives by investing primarily in adjustable rate mortgage-backed securities ("ARMs"), U.S. government securities and asset-backed securities. The Fund calculates its NAV daily and reports the NAV of Class A shares in national newspapers under the heading Smith Barney Funds A as "AdjGvA."

As of May 31, 2000, the Fund's Class A share NAV was $9.62. For the 12-month period ended May 31, 2000, the Fund's Class A shares posted a total return of 3.98% without the effects of sales charges. In comparison, the Merrill Lynch 1-3 Year Treasury Index2 returned 4.16% and the Lipper Inc. U.S. Government 1-Year Treasury Bill Index returned 5.51% for the same period. (Lipper, Inc. is an independent fund-tracking organization.)


Bond Market Update

The Federal Reserve Board ("Fed") raised interest rates seven times for a total of 175 basis points3 during the reporting period. Furthermore, the Federal Open Market Committee ("FOMC")4, led by Alan Greenspan indicated at its last meeting that it would implement more rate increases in the months to come, if necessary. In addition, the plan by the U.S. Treasury to buyback more than $30 billion of its long-term debt obligations has led to reduced supply in the market.

As such, the price of longer-term bonds increased in relation to their shorter-term counterparts, resulting in an inverted yield curve. (The yield curve is a graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.) Instead of a "normal" yield curve, with yields rising steadily along with the maturity of U.S. Treasury bonds, the highest yields were for shorter-term bonds. At the end of the reporting period, the yield of the two-year Treasury was 6.89%. In comparison, the yield of the ten-year Treasury was 6.44%.

Mortgage-backed securities outperformed the broader domestic investment grade5 bond markets during the period, as the Lehman Brothers Mortgage Bond Index6 posted a total return of 1.25% in comparison with the 2.11% return of the Lehman Brothers Aggregate Bond Index7 during the reporting period. In the view of BlackRock Financial Management ("BlackRock"), the Fund's sub-investment adviser, pass-through securities are presently overpriced.


 1 The information provided represents the opinion of the manager and is not intended to be a forecast of future results. Further, there is no assurance that certain securities will remain in or out of the portfolio.
 2 The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. An investor cannot invest directly in an index.
 3  A basis point is 0.01% or one one-hundredth of a percent.
 4 The FOMC is the committee that sets interest rate and credit policies for the Federal Reserve System, the United States' central bank.
 5 Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service Inc. or AAA, AA, A, and BBB by Standard & Poor's Ratings Group, or that have an equivalent rating by any nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
 6 The Lehman Brothers Mortgage Bond Index is a broad measure of the performance of mortgage-backed bonds in the U.S. market. An investor cannot invest directly in an index.
 7 The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            1

Investment Strategy

As previously noted, the Fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates.

The Fund uses a "targeted duration" approach that strives for a dollar-weighted average life (or period until next interest rate reset date) between one and three years. (Duration is a rough measure of the price sensitivity of a fixed income security relative to a given change in interest rates.) The result may be a fund whose NAV performance is similar to that of a one- or two-year U.S. Treasury security. Changes in the prices and yields of these U.S. Treasury securities affect the value of the Fund's securities. In addition to interest rates, prepayment rates of the mortgage securities held in the portfolio usually affect the Fund's NAV.

The Fund's assets are actively managed based on the relative value analysis of individual securities and sectors of the Fund's subadviser. In searching for relative value opportunities, the BlackRock team targets securities and market sectors within the short duration market that have underperformed and may have strong potential for price appreciation. (Of course, there is no guarantee that these objectives will be achieved.)

During the reporting period, the Fund bought Student Loan Marketing Association ("SLMA") and Government National Mortgage Association ("GNMA") securities. GNMAs have recently come down in price due in large part to investor uncertainty in the one-year Collateralized Mortgage Obligtation ("CMO")8 market. The BlackRock team continues to think that floating-rate mortgages and Small Business Administration loans represent good investment opportunities due to their compelling yield potential and potentially strong credit quality, and the Fund added to its holdings opportunistically in these areas during the period.


Market Outlook

While investing in bonds has recently been a challenge for investors due to the rise in interest rates during the past year, the managers believe the market conditions may improve over the near term and they feel the Fed's monetary actions may ultimately slow economic conditions and make bonds more appealing to many investors over time. (Of course, no guarantees can be given that this in fact will occur.)

Thank you for your investment in the Smith Barney Adjustable Rate Government Income Fund. We look forward to continuing to helping you pursue your financial goals in the new century.

Sincerely,


/s/ HEATH B. MCLENDON

HEATH B. MCLENDON

Chairman

June 14, 2000



----------
8 CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes, called tranches.

--------------------------------------------------------------------------------
2                                             2000 Annual Report to Shareholders

------------------------------------------------------------------------------------------------------
Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------

                           Net Asset Value
                         -------------------
                         Beginning     End       Income      Capital Gain      Return       Total
Year Ended                of Year    of Year    Dividends    Distributions   of Capital   Returns(1)
======================================================================================================
5/31/00                   $ 9.75      $9.62       $0.49          $0.00          $0.02        3.98%
------------------------------------------------------------------------------------------------------
5/31/99                     9.86       9.75        0.49           0.00           0.03        4.25
------------------------------------------------------------------------------------------------------
5/31/98                     9.84       9.86        0.50           0.00           0.01        5.57
------------------------------------------------------------------------------------------------------
5/31/97                     9.84       9.84        0.46           0.00           0.05        5.31
------------------------------------------------------------------------------------------------------
5/31/96                     9.88       9.84        0.56           0.00           0.00        5.48
------------------------------------------------------------------------------------------------------
5/31/95                     9.78       9.88        0.49           0.01           0.00        6.39
------------------------------------------------------------------------------------------------------
5/31/94                     9.96       9.78        0.38           0.00           0.00        2.05
------------------------------------------------------------------------------------------------------
Inception* -- 5/31/93      10.00       9.96        0.43           0.00           0.00        3.89+
======================================================================================================
   Total                                          $3.80          $0.01          $0.11
======================================================================================================
------------------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------

                           Net Asset Value
                         -------------------
                         Beginning     End       Income      Capital Gain      Return       Total
Year Ended                of Year    of Year    Dividends    Distributions   of Capital   Returns(1)
======================================================================================================
5/31/00                    $9.74      $9.60       $0.49          $0.00          $0.02        3.86%
------------------------------------------------------------------------------------------------------
5/31/99                     9.84       9.74        0.48           0.00           0.03        4.30
------------------------------------------------------------------------------------------------------
5/31/98                     9.82       9.84        0.50           0.00           0.01        5.56
------------------------------------------------------------------------------------------------------
5/31/97                     9.84       9.82        0.46           0.00           0.05        5.10
------------------------------------------------------------------------------------------------------
5/31/96                     9.88       9.84        0.56           0.00           0.00        5.48
------------------------------------------------------------------------------------------------------
5/31/95                     9.78       9.88        0.49           0.01           0.00        6.39
------------------------------------------------------------------------------------------------------
5/31/94                     9.96       9.78        0.38           0.00           0.00        2.05
------------------------------------------------------------------------------------------------------
Inception* -- 5/31/93       9.96       9.96        0.25           0.00           0.00        2.56+
======================================================================================================
   Total                                          $3.61          $0.01          $0.11
======================================================================================================
------------------------------------------------------------------------------------------------------
Historical Performance -- Class I Shares
------------------------------------------------------------------------------------------------------

                           Net Asset Value
                         -------------------
                         Beginning     End       Income      Capital Gain      Return       Total
Year Ended                of Year    of Year    Dividends    Distributions   of Capital   Returns(1)
======================================================================================================
5/31/00                    $9.78      $9.66       $0.54          $0.00          $0.02        4.58%
------------------------------------------------------------------------------------------------------
5/31/99                     9.87       9.78        0.54           0.00           0.03        4.99
------------------------------------------------------------------------------------------------------
5/31/98                     9.85       9.87        0.56           0.00           0.01        6.12
------------------------------------------------------------------------------------------------------
Inception* -- 5/31/97       9.79       9.85        0.06           0.00           0.00        1.20+
======================================================================================================
   Total                                          $1.70          $0.00          $0.06
======================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.



--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            3

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                Without Sales Charges(1)
                                          --------------------------------------
                                            Class A      Class B       Class I
================================================================================
Year Ended 5/31/00                           3.98%        3.86%         4.58%
--------------------------------------------------------------------------------
Five Years Ended 5/31/00                     4.92         4.86           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/00                   4.64         4.66          5.40
================================================================================

                                                  With Sales Charges(2)
                                          --------------------------------------
                                            Class A      Class B       Class I
================================================================================
Year Ended 5/31/00                           3.98%       (1.06)%        4.58%
--------------------------------------------------------------------------------
Five Years Ended 5/31/00                     4.92         4.70           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/00                   4.64         4.66          5.40
================================================================================
--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                 Without Sales Charges(1)
================================================================================
Class A (Inception* through 5/31/00)                     43.39%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/00)                     41.15
--------------------------------------------------------------------------------
Class I (Inception* through 5/31/00)                     17.92
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
 * Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.



--------------------------------------------------------------------------------
4                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney
Adjustable Rate Government Income Fund vs. Lipper U.S. Government 1-Year Treasury Bill Index+
--------------------------------------------------------------------------------

                             June 1992 -- May 2000

                                    [GRAPH]


           Smith Barney Adjustable Rate    Lipper U.S. Government
              Government Income Fund     1-Year Treasury Bill Index
6/22/92                10,000                      10,000
5/93                   10,389                      10,306
5/94                   10,602                      10,691
5/95                   11,280                      11,329
5/96                   11,898                      11,927
5/97                   12,530                      12,587
5/98                   13,228                      13,561
5/99                   13,791                      14,139
5/31/2000              14,339                      14,837



+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through May 31, 2000, compared to the Lipper, Inc. ("Lipper") U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.

Portfolio Breakdown*                                          As of May 31, 2000
--------------------------------------------------------------------------------
                                    [GRAPH]

                       63.2%                  Adjustable Rate Mortgage-Backed
                                              Securities
                       20.6%                  Asset-Backed Securities
                        8.6%                  Fixed Rate Mortgage Pass-Through
                                              Securities
                        4.3%                  Fixed Rate Collateralized Mortgage
                                              Obligations
                        3.3%                  U.S. Treasury Obligations


* As a percentage of total investments.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            5

--------------------------------------------------------------------------------
Schedule of Investments                                             May 31, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                SECURITY                                    VALUE
===============================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 63.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.1%
Federal Home Loan Mortgage Corporation (FHLMC) -- 29.4%
$  4,129,501     FHLMC Multi ARM, 6.702% due 7/1/01 (a)                          $ 4,081,764
   1,912,314     FHLMC Six Month LIBOR, 8.363% due 10/1/26                         1,951,765
   1,849,911     FHLMC Six Month LIBOR, 8.259% due 7/1/27                          1,882,284
   6,153,991     FHLMC Five Year CMT ARM, 7.854% due 8/1/25 (a)                    6,173,253
   8,516,439     FHLMC Thirty Year CMT Hybrid ARM, 6.958% due 12/1/26 (a)          8,480,510
   1,273,995     FHLMC Thirty Year CMT Hybrid ARM, 6.906% due 7/1/27 (a)           1,266,428
   8,136,457     FHLMC Thirty Year CMT Hybrid ARM, 6.964% due 7/1/27 (a)           8,094,473
   6,122,142     FHLMC Thirty Year CMT Hybrid ARM, 6.753% due 1/1/28 (a)           6,052,312
   1,350,257     FHLMC Thirty Year CMT Hybrid ARM, 6.761% due 8/1/29               1,357,641
   5,920,149     FHLMC Strip, Series 19, Class F, 6.067% due 6/1/28 (a)            5,895,166
-----------------------------------------------------------------------------------------------
                 Total Federal Home Loan Mortgage Corporation
                 (Cost -- $45,517,014)                                            45,235,596
===============================================================================================
Federal National Mortgage Association (FNMA) -- 11.9%
     609,715     FNMA Six Month CD ARM, 7.944% due 6/1/24                            620,385
   5,323,754     FNMA Six Month CMT ARM, 7.995% due 7/1/24 (a)                     5,410,266
   1,667,198     FNMA One Year CMT ARM, 7.373% due 4/1/20                          1,682,828
   1,281,907     FNMA One Year CMT ARM, 7.445% due 4/1/20                          1,305,392
   1,856,992     FNMA One Year CMT ARM, 7.306% due 8/1/23                          1,877,512
   1,126,160     FNMA One Year CMT ARM, 7.257% due 6/1/25 (a)                      1,136,363
   3,973,468     FNMA One Year CMT ARM, 7.370% due 8/1/27 (a)                      4,024,527
     820,759     FNMA One Year CMT ARM, 7.495% due 2/1/28                            826,914
   1,395,876     FNMA Three Year CMT ARM, 7.633% due 9/1/21                        1,417,107
-----------------------------------------------------------------------------------------------
                 Total Federal National Mortgage Association
                 (Cost -- $18,415,179)                                            18,301,294
===============================================================================================
Government National Mortgage Association (GNMA)-- 11.8%
     319,076     GNMA II One Year CMT ARM, 7.375% due 3/20/17 (a)                    319,548
   2,075,897     GNMA II One Year CMT ARM, 6.375% due 6/20/17 (a)                  2,078,284
   3,685,318     GNMA II One Year CMT ARM, 7.375% due 3/20/21 (a)                  3,690,457
   1,188,777     GNMA II One Year CMT ARM, 7.125% due 10/20/22 (a)                 1,187,362
   2,648,148     GNMA II One Year CMT ARM, 7.125% due 12/20/22 (a)                 2,645,023
     898,163     GNMA II One Year CMT ARM, 7.375% due 1/20/23 (a)                    899,466
   3,516,435     GNMA II One Year CMT ARM, 6.375% due 5/20/23                      3,509,859
   1,317,262     GNMA II One Year CMT ARM, 6.375% due 6/20/23 (a)                  1,318,737
   2,601,838     GNMA II One Year CMT ARM, 7.375% due 1/20/24                      2,600,253
-----------------------------------------------------------------------------------------------
                 Total Government National Mortgage Association
                 (Cost -- $18,409,058)                                            18,248,989
===============================================================================================
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost -- $82,341,251)                                            81,785,879
===============================================================================================

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
6                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                SECURITY                                                          VALUE
=====================================================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 10.1%
$  1,515,442     Bank One Mortgage Backed Pass Through, Series 2000-2,
                   Class 2A, 7.020% due 3/15/30                                                         $ 1,527,278
     590,664     Franchise Loan Trust, Series 1998-I, Class A1, 6.240% due 7/15/04 (b)                      567,988
   1,402,260     Independent National Mortgage Corp., Series 1995-E, Class A1, 7.319% due 4/25/25         1,402,260
   3,535,541     Merit Securities Corp., Series 11, Class 2A2, 6.911% due 11/28/22 (a)(c)                 3,530,025
                 MLCC Mortgage Investors, Inc.:
     459,053       Series 1999-A, Class A, 6.903% due 3/15/25 (c)                                           459,626
   1,041,930       Series 1997-B, Class A, 6.802% due 3/16/26 (c)                                         1,040,950
   1,652,749     Sasco Floating Rate Commercial Mortgage, Series 1999-C3,
                   Class A, 7.009% due 11/20/01 (c)                                                       1,654,302
   1,100,300     Sequoia Mortgage Trust, Class A1, Series 2, 6.147% due 10/25/24 (c)                      1,093,423
   1,199,553     Structured Asset Securities Corp., Series 1998-C2A, Class B,
                   6.930% due 1/25/01 (b)(c)                                                              1,199,181
   3,173,523     Washington Mutual, Series 2000-1, Class A1, 6.900% due 6/25/24 (c)                       3,173,524
---------------------------------------------------------------------------------------------------------------------
                 TOTAL NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS
                 (Cost -- $15,698,316)                                                                   15,648,557
=====================================================================================================================
                 TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
                 (Cost -- $98,039,567)                                                                   97,434,436
=====================================================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%
Non-Agency Fixed Rate CMOs -- 1.2%
     357,395     DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A1A,
                   6.650% due 12/17/27 (b)                                                                  354,358
     356,908     Union Planters Mortgage Finance Corp., Series 1998-1, Class A1,
                   6.350% due 1/25/28 (a)                                                                   353,282
                 Wilshire Funding Corp.:
     388,697       Series 1997-WFC1, Class A1, 7.250% due 8/25/27                                           381,409
     722,717       Series 1998-WFC2, Class A3, 7.000% due 12/28/37                                          712,555
---------------------------------------------------------------------------------------------------------------------
                 Total Non-Agency Fixed Rate CMOs
                 (Cost -- $1,827,811)                                                                     1,801,604
=====================================================================================================================
PAC IOs -- 1.7%
  21,370,167     First Union-Lehman Brothers, Series 1997-C1, Class IO,
                   yield to maturity 7.901% due 4/18/27                                                   1,170,871
     567,324     FNMA, Series 1993-101, Class A, yield to maturity 6.844% due 6/25/08                        25,569
   8,953,824     JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5,
                   Class X, yield to maturity 8.211% due 9/15/29 (b)                                        591,579
  25,094,100     LB Commercial Conduit Mortgage Trust, Series 1998-C4,
                   Class X, yield to maturity 9.290% due 9/15/23                                            853,199
---------------------------------------------------------------------------------------------------------------------
                 Total PAC IOs
                 (Cost -- $2,974,344)                                                                     2,641,218
=====================================================================================================================

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                SECURITY                                                          VALUE
=====================================================================================================================
PAC POs -- 1.4%
$  1,100,000     FHLMC, Series 2061, Class PH, 6.000% due 5/15/16                                       $ 1,071,829
   1,122,507     FNMA, Series 1998-32, Class TB, 6.000% due 5/18/13                                       1,083,219
---------------------------------------------------------------------------------------------------------------------
                 Total PAC POs
                 (Cost -- $2,194,977)                                                                     2,155,048
=====================================================================================================================
                 TOTAL FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost -- $6,997,132)                                                                     6,597,870
=====================================================================================================================
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 8.6%
     248,136     FHLMC Fifteen Year, 9.000% due 11/1/05 (a)                                                 250,076
   2,695,526     FHLMC Gold, 5.500% due 4/1/09 (a)                                                        2,529,589
     494,930     FHLMC Gold, 6.500% due 4/1/29 (a)                                                          458,429
   1,971,446     FHLMC Gold, 6.500% due 6/1/29 (a)                                                        1,826,051
   1,685,590     FNMA Ten Year, 6.000% due 1/1/04 (a)                                                     1,620,274
   1,272,979     FNMA Ten Year ARM, 8.000% due 8/1/09 (a)                                                 1,263,826
   1,771,688     FNMA Fifteen Year, 7.000% due 11/1/07 (a)                                                1,741,233
   1,030,354     GNMA Ten Year, 6.000% due 12/15/08 (a)                                                     981,247
   1,302,140     GNMA Ten Year ARM, 7.000% due 10/15/09 (a)                                               1,272,438
   1,308,763     GNMA Fifteen Year Platinum, 7.500% due 4/15/13 (a)                                       1,301,814
---------------------------------------------------------------------------------------------------------------------
                 TOTAL FIXED RATE MORTGAGE PASS-THROUGH SECURITIES
                 (Cost -- $13,442,765)                                                                   13,244,977
=====================================================================================================================
ASSET-BACKED SECURITIES -- 20.6%
   1,705,000     Arcadia Automobile Receivables Trust, Series 1997-C, Class A5,
                   6.550% due 5/15/05                                                                     1,671,974
   1,485,000     Brazos Student Loan Finance Corp., Series 1995-B, Class A4,
                   5.468% due 12/1/25 (c)                                                                 1,484,079
   1,349,172     Business Loan Center, Series 1998-1, Class A, 6.750% due 4/2/25 (b)                      1,350,022
   1,400,000     Ford Credit Auto Owner Trust, Series 1999-C, Class A4, 6.080% due 9/16/02 (a)            1,379,434
     660,591     Heller Financial, Series 1998-1, Class A, 6.541% due 7/15/24 (b)(c)                        648,205
   1,500,000     Huntington Auto Trust, Series 2000-A, Class A3, 7.330% due 7/15/04                       1,492,260
   1,850,200     Mellon Auto Grantor Trust, Series 2000-1, Class A, 7.180% due 10/15/06                   1,838,636
   2,547,292     Missouri Higher Education Loan Authority, Series 1997, Class P,
                   6.860% due 7/25/08 (d)                                                                 2,485,214
                 The Money Store Business Loan Backed Certificates:
   1,313,469       Series 1997-1, Class A, 6.900% due 4/15/28 (e)                                         1,293,767
     956,784       Series 1997-2, Class A, 6.800% due 2/15/29 (e)                                           944,824
   1,750,000     Navistar Financial Corp. Owner Trust, Series 1999-A, Class A3, 5.950% due 4/15/03        1,717,730
     961,287     Newcourt Equipment Trust Securities, Series 1998-1, Class A3,
                   5.240% due 12/20/02                                                                      947,916
     768,102     PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (b)                            736,902
   1,232,137     PMC Capital Limited Partnership, Series 1998-1, Class A, 6.750% due 4/1/21 (b)(e)        1,232,138
     798,117     PMC Capital SBA Loan-Backed Adjustable Rate Certificate,
                   Series 1997-1, Class A, 6.600% due 9/15/23 (e)                                           790,136
   2,077,872     SBA Loan Backed Adjustable Rate Certificate, Series 1997-1,
                   Class A, 6.500% due 1/15/24 (e)                                                        2,046,703

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
8                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                         SECURITY                                              VALUE
==================================================================================================================
ASSET-BACKED SECURITIES -- 20.6% (continued)
$    927,887     SFLC Inc., Series 1997-A, Class A3, 6.580% due 9/1/07 (d)                          $    908,457
                 SLM Student Loan Trust:
   1,100,000       Series 1999-3, Class A2, 6.470% due 7/25/12 (e)                                     1,097,336
   1,400,000       Series 2000-1, Class A1L, 6.340% due 10/27/08 (e)                                   1,384,688
   1,200,000       Series 2000-2, Class A1L, 6.406% due 7/25/08 (e)                                    1,175,808
   1,198,935     SWB Loan-Backed Certificates, Series 1997-1, Class A, 6.850% due 8/15/22 (b)(e)       1,186,946
                 TMS SBA Loan Trust:
     589,132       Series 1996-2, Class A, 6.275% due 4/15/24 (e)                                        583,241
   1,310,315       Series 1997-1, Class A, 6.209% due 1/15/25 (e)                                      1,298,038
   1,994,032     USAA Auto Loan Grantor Trust, Series 1991-1, Class A, 6.100% due 2/15/06 (a)          1,961,310
------------------------------------------------------------------------------------------------------------------
                 TOTAL ASSET-BACKED SECURITIES
                 (Cost -- $31,992,054)                                                                31,655,764
==================================================================================================================

U.S. TREASURY OBLIGATIONS -- 3.3%
   2,840,000     U.S. Treasury Notes, 6.500% due 2/28/02                                               2,826,283
     285,000     U.S. Treasury Notes, 5.875% due 11/15/04                                                276,838
   2,118,160     U.S. Treasury Notes, 3.625% due 1/15/08 (a)                                           2,039,343
------------------------------------------------------------------------------------------------------------------

                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost -- $5,145,239)                                                                  5,142,464
==================================================================================================================

                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $155,616,757*)                                                            $154,075,511
==================================================================================================================

(a) Security is segregated by custodian for reverse repurchase agreements and/or futures contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Variable rate security -- rate resets monthly.
(d)  Variable rate security -- rate resets weekly.
(e)  Variable rate security -- rate resets quarterly.
*    Aggregate cost for Federal income tax purposes is substantially the same.

     Abbreviations used in the schedule:
     ------------------------------------------
     ARM   -- Adjustable Rate Mortgage
     CD    -- Certificate of Deposit
     CMO   -- Collateralized Mortgage Obligation
     CMT   -- Constant Maturity Treasury
     CPI   -- Consumer Price Index
     IO    -- Interest Only
     LIBOR -- London Interbank Overnight Rate
     PAC   -- Planned Amortization Class
     PO    -- Principal Only
     SBA   -- Small Business Administration


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 May 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $155,616,757)                               $154,075,511
     Cash                                                                            202,810
     Receivable for Fund shares sold                                              24,215,434
     Receivable for securities sold                                                  919,172
     Interest receivable                                                           1,165,366
----------------------------------------------------------------------------------------------
     Total Assets                                                                180,578,293
----------------------------------------------------------------------------------------------
LIABILITIES:
     Reverse repurchase agreements (Note 6)                                       43,675,000
     Payable for securities purchased                                              3,743,390
     Payable for Fund shares purchased                                               359,842
     Dividends payable                                                                77,508
     Interest payable                                                                 50,120
     Investment advisory fees payable                                                 47,012
     Payable to broker - variation margin                                             45,628
     Distribution fees payable                                                        37,948
     Administration fees payable                                                      20,119
     Deferred compensation payable                                                    11,164
     Accrued expenses                                                                 88,621
----------------------------------------------------------------------------------------------
     Total Liabilities                                                            48,156,352
----------------------------------------------------------------------------------------------
Total Net Assets                                                                $132,421,941
==============================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                                 $     13,751
     Capital paid in excess of par value                                         141,024,090
     Overdistributed net investment income                                           (88,672)
     Accumulated net realized loss on security transactions,
        options and futures contracts                                             (6,870,071)
     Net unrealized depreciation on investments and futures contracts             (1,657,157)
----------------------------------------------------------------------------------------------
Total Net Assets                                                                $132,421,941
==============================================================================================
Shares Outstanding:
     Class A                                                                      10,190,746
     -----------------------------------------------------------------------------------------
     Class B                                                                         411,603
     -----------------------------------------------------------------------------------------
     Class I                                                                       3,148,378
     =========================================================================================
Net Asset Value:
     Class A (and redemption price)                                                    $9.62
     -----------------------------------------------------------------------------------------
     Class B *                                                                         $9.60
     -----------------------------------------------------------------------------------------
     Class I  (and redemption price)                                                   $9.66
==============================================================================================

* Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                          For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                          $10,219,575
     Less: Interest expense (Note 6)                                                    (1,437,725)
----------------------------------------------------------------------------------------------------
     Total Investment Income                                                             8,781,850
----------------------------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                                            868,274
     Investment advisory fees (Note 2)                                                     548,527
     Administration fees (Note 2)                                                          274,264
     Registration fees                                                                      95,002
     Audit and legal fees                                                                   71,309
     Shareholder and system servicing fees                                                  70,205
     Shareholder communication fees                                                         44,295
     Trustees' fees                                                                         27,360
     Custody                                                                                11,976
     Other                                                                                  12,124
----------------------------------------------------------------------------------------------------
     Total Expenses                                                                      2,023,336
----------------------------------------------------------------------------------------------------
Net Investment Income                                                                    6,758,514
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
CONTRACTS (NOTES 3, 9 AND 10):
     Realized Gain (Loss) From:
        Security transactions (excluding short-term securities)                           (538,279)
        Futures contracts                                                                  540,437
        Options written                                                                     47,187
        Options purchased                                                                  (42,500)
----------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                       6,845
----------------------------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments and Futures Contracts:
        Beginning of year                                                                 (373,687)
        End of year                                                                     (1,657,157)
----------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                                            (1,283,470)
----------------------------------------------------------------------------------------------------
Net Loss on Investments, Options and Futures Contracts                                  (1,276,625)
----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $  5,481,889
====================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           11

--------------------------------------------------------------------------------
Statement of Changes in Net Assets               For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

                                                                                                   2000               1999
==============================================================================================================================
OPERATIONS:
     Net investment income                                                                    $   6,758,514      $   5,137,904
     Net realized gain                                                                                6,845            429,844
     Increase in net unrealized depreciation                                                     (1,283,470)          (903,701)
----------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                                       5,481,889          4,664,047
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                       (6,939,255)        (5,516,548)
     Capital                                                                                       (319,174)          (383,140)
----------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                   (7,258,429)        (5,899,688)
----------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
     Net proceeds from sale of shares                                                           975,750,711        470,397,864
     Net asset value of shares issued for reinvestment of dividends                               6,185,978          5,255,979
     Cost of shares reacquired                                                                 (972,629,585)      (462,253,961)
----------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                                          9,307,104         13,399,882
----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                                            7,530,564         12,164,241

NET ASSETS:
     Beginning of year                                                                          124,891,377        112,727,136
----------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                                             $ 132,421,941      $ 124,891,377
==================================================================================================================================
* Includes overdistributed net investment income of:                                          $     (88,672)     $     (60,564)
==================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2000 Annual Report to Shareholders                                            12

--------------------------------------------------------------------------------
Statement of Cash Flows                          For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

CASH FLOWS USED BY OPERATING AND INVESTING ACTIVITIES:
     Interest received                                                             $   9,710,617
     Operating expenses paid                                                          (1,929,613)
     Purchases of short-term securities, net                                          19,370,637
     Purchases of long-term securities, net                                         (322,605,199)
     Proceeds from disposition of long-term securities and paydowns                  284,626,371
     Payment from short sale transactions, net                                           (86,561)
     Proceeds from options transactions, net                                               4,687
     Payment from futures transactions, net                                              540,437
--------------------------------------------------------------------------------------------------
     Net Cash Flows Used By Operating and Investing Activities                       (10,368,624)
--------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
     Proceeds from shares sold                                                       958,467,401
     Payments on shares redeemed                                                    (980,117,550)
     Cash dividends paid to shareholders*                                             (1,046,241)
     Increase in reverse repurchase agreements outstanding                            34,720,000
     Interest expense                                                                 (1,468,214)
--------------------------------------------------------------------------------------------------
     Net Cash Flows Provided By Financing Activities                                  10,555,396
--------------------------------------------------------------------------------------------------
Net Increase in Cash                                                                     186,772
Cash, Beginning of Year                                                                   16,038
--------------------------------------------------------------------------------------------------
Cash, End of Year                                                                  $     202,810
==================================================================================================
RECONCILIATION OF INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH FLOWS USED BY OPERATING
AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                                             $   5,481,889
--------------------------------------------------------------------------------------------------
     Increase in investments                                                         (16,194,577)
     Decrease in variation margin                                                         47,925
     Increase in interest receivable                                                    (522,356)
     Decrease in other assets                                                             37,585
     Increase in receivable for securities sold                                         (919,172)
     Increase in payable for securities purchased                                        168,634
     Increase in accrued expenses and other payables                                      93,723
     Interest expense                                                                  1,437,725
--------------------------------------------------------------------------------------------------
     Total Adjustments                                                               (15,850,513)
--------------------------------------------------------------------------------------------------
Net Cash Flows Used By Operating and Investing Activities                          $ (10,368,624)
==================================================================================================

* Exclusive of dividend reinvestment of $6,185,978.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           13

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SSBC pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Fund's transfer agent and PFCP Global Fund Services ("PFPC") became the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through May 31, 2000, the Fund paid transfer agent fees of $36,801 to CFTC.

--------------------------------------------------------------------------------
14                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended May 31, 2000, CDSCs paid to SSB or CFBDS for Class A and B shares were approximately $4,000 and 10,000, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the year ended May 31, 2000, total Distribution Plan fees incurred were:

                                           Class A        Class B        Class I
================================================================================
Distribution Plan Fees                    $763,812        $24,354        $80,108
================================================================================

All officers and one Trustee of the Fund are employees of SSB.


3. Investments
During the year ended May 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

================================================================================
Purchases                                                           $322,773,883
--------------------------------------------------------------------------------
Sales                                                                251,773,938
================================================================================

At May 31, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $    65,516
Gross unrealized depreciation                                        (1,606,762)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,541,246)
================================================================================


4. Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

At May 31, 2000, the Fund had the following reverse repurchase agreements outstanding:

      FACE
     AMOUNT                                         SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------------------------
$17,542,000    Reverse Repurchase Agreement with Lehman Brothers, dated 5/23/00 bearing
                 6.560% to be repurchased at $17,637,896 on 6/23/00, collateralized by:
                 $4,081,764 FHLMC Multi ARM, 6.702% due 7/1/01; $8,480,510 FHLMC Thirty Year
                 CMT ARM, 6.958% due 12/1/26; $6,052,312 FHLMC Thirty Year CMT ARM,
                 6.753% due 1/1/28; $5,410,266 FNMA Six Month CMT ARM, 7.995% due 7/1/24.                     $17,542,000
  2,060,000    Reverse Repurchase Agreement with Barclays Capital, dated 5/25/00 bearing
                 6.250% to be repurchased at $2,062,503 on 6/1/00, collateralized by
                 $2,039,343 U.S. Treasury-Note, 3.625% due 1/15/08.                                             2,060,000
 12,785,000    Reverse Repurchase Agreement with Lehman Brothers, dated 5/25/00 bearing
                 6.560% to be repurchased at $12,817,616 on 6/8/00, collateralized by:
                 $2,529,589 FHLMC Gold, 5.500% due 4/1/09; $1,826,051 FHLMC Gold, 6.500% due 6/1/29;
                 $458,429 FHLMC Gold, 6.500% due 4/1/29; $250,076 FHLMC Fifteen Year, 9.000% due 11/1/05;
                 $1,741,233 FNMA Fifteen Year, 7.000% due 11/1/07; $620,385 FNMA Six Month CD ARM,
                 7.944% due 6/1/24; $1,263,826 FNMA Ten Year ARM, 8.000% due 8/1/09;
                 $1,301,814 GNMA Fifteen Year Platinum, 7.500% due 4/15/13; $981,247 GNMA Ten Year,
                 6.000% due 12/15/08; $1,272,438 GNMA Ten Year ARM, 7.000% due 10/15/09.                       12,785,000
  3,288,000    Reverse Repurchase Agreement with Lehman Brothers, dated 5/25/00 bearing 6.660%
                 interest to be purchased at $3,292,258 on 6/1/00, collateralized by:
                 $3,530,025 Merit Securities Corp., Series 11, Class 2A2, 6.911% due 11/28/22.                  3,288,000
  8,000,000    Reverse Repurchase Agreement with Lehman Brothers, dated 5/31/00 bearing
                 6.650% to be repurchased at $8,044,333 on 6/30/00, collateralized by:
                 $6,173,253 FHLMC Five Year CMT ARM, 7.854% due 8/1/25;
                 $8,094,473 FHLMC Thirty Year CMT ARM, 6.964% due 7/1/27.                                       8,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Reverse Repurchase Agreements                                                            $43,675,000
=========================================================================================================================

During the year ended May 31, 2000, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

=========================================================================================================================
Maximum amount outstanding                                                                                    $53,877,569
-------------------------------------------------------------------------------------------------------------------------
Average amount outstanding                                                                                    $31,863,424
=========================================================================================================================

Interest rates ranged from 4.45% to 6.66% during the year. Total market value of the collateral for the reverse repurchase agreements is $56,107,034.

Interest expense for the year ended May 31, 2000 on borrowings by the Fund under reverse repurchase agreements totalled $1,437,725.


7. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At May 31, 2000, the Fund had no open dollar roll transactions.

--------------------------------------------------------------------------------
16                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

8. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At May 31, 2000, the Fund did not hold any TBA securities.

9. Options Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 2000, the Fund had no purchased call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the year ended May 31, 2000:

                                               Number of
                                               Contracts           Premiums
================================================================================
Options written, outstanding
   at May 31, 1999                                    0           $      0
Options written during the
   year ended May 31, 2000                       40,000             47,188
Options expired                                 (40,000)           (47,188)
--------------------------------------------------------------------------------
Options written, outstanding
   at May 31, 2000                                    0           $      0
================================================================================

At May 31, 2000, the Fund did not hold any open written call option contracts.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

10. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At May 31, 2000, the Fund had the following futures contracts:


                                   Expiration     # of       Basis        Market      Unrealized
                                   Month/Year   Contracts    Value         Value         Loss
===================================================================================================
Futures contracts to buy:
   90-day Euro dollar                 9/01         51      $11,808,189  $11,786,738    $ (21,451)
Futures contracts to sell:
   U.S. 5 Year Note                   9/00         72        6,997,430    7,026,750      (29,320)
   U.S. 10 Year Note                  6/00         51        4,879,469    4,944,609      (65,140)
---------------------------------------------------------------------------------------------------
Net Unrealized Loss                                                                    $(115,911)
===================================================================================================

11. Capital Loss Carryforward

At May 31, 2000, the Fund had, for Federal income tax purposes, approximately $6,968,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:


                              2003          2004         2005         2008
================================================================================
Carryforward Amounts       $5,203,000    $570,000      $856,000     $339,000
================================================================================


12. Shares of Beneficial Interest

At May 31, 2000, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At May 31, 2000, total paid-in capital amounted to the following for each class:


                                     Class A         Class B       Class I
================================================================================
Total Paid-in Capital              $106,209,115    $4,075,399    $30,753,327
================================================================================

--------------------------------------------------------------------------------
18                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                         Year Ended                     Year Ended
                                        May 31, 2000                   May 31, 1999
                                -----------------------------   ----------------------------
                                    Shares         Amount           Shares         Amount
===============================================================================================
Class A
Shares sold                       92,526,301   $ 894,243,107      44,516,338   $ 436,543,260
Shares issued on reinvestment        463,664       4,481,900         486,309       4,768,104
Shares reacquired                (92,817,202)   (896,993,626)    (45,910,688)   (450,211,538)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)              172,763   $   1,731,381        (908,041)  $  (8,900,174)
===============================================================================================
Class B
Shares sold                          523,502   $   5,053,040         182,530   $   1,790,348
Shares issued on reinvestment         15,774         152,084           9,608          94,027
Shares reacquired                   (319,677)     (3,083,343)       (213,461)     (2,089,692)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)              219,599   $   2,121,781         (21,323)  $    (205,317)
===============================================================================================
Class I
Shares sold                        7,874,201   $  76,454,564       3,264,303   $  32,064,256
Shares issued on reinvestment        159,997       1,551,994          40,183         393,848
Shares reacquired                 (7,472,344)    (72,552,616)     (1,014,615)     (9,952,731)
-----------------------------------------------------------------------------------------------
Net Increase                         561,854   $   5,453,942       2,289,871   $  22,505,373
===============================================================================================

13. Subsequent Event

Effective June 5, 2000, the Board of Trustees of the Fund approved a Distribution Agreement with SSB, replacing the Distribution Agreement with CFBDS.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31:

Class A Shares                                      2000(1)      1999(1)      1998         1997         1996
==============================================================================================================
Net Asset Value, Beginning of Year                 $9.75        $9.86        $9.84        $9.84        $9.88
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.46         0.45         0.49         0.43         0.56
   Net realized and unrealized gain (loss)         (0.08)       (0.04)        0.04         0.08        (0.04)
--------------------------------------------------------------------------------------------------------------
Total Income From Operations                        0.38         0.41         0.53         0.51         0.52
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.49)       (0.49)       (0.50)       (0.46)       (0.56)
   Capital                                         (0.02)       (0.03)       (0.01)       (0.05)          --
-------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.51)       (0.52)       (0.51)       (0.51)       (0.56)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $9.62        $9.75        $9.86        $9.84        $9.84
-------------------------------------------------------------------------------------------------------------
Total Return                                        3.98%        4.25%        5.57%        5.31%        5.48%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                   $98          $98         $108         $124         $156
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                            4.84%        4.55%        4.94%        4.42%        5.66%
   Interest expense                                 1.03         1.80         1.77         1.40         1.52
   Other expenses                                   1.61         1.52         1.57         1.69         1.58
   Total expenses                                   2.64         3.32         3.34         3.09         3.10
Portfolio Turnover Rate                              164%         155%         242%         288%         273%
=============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

--------------------------------------------------------------------------------
20                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended May 31:

Class B Shares                                        2000(1)     1999(1)     1998        1997        1996
============================================================================================================
Net Asset Value, Beginning of Year                   $9.74       $9.84       $9.82       $9.84       $9.88
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                              0.48        0.45        0.49        0.39        0.56
   Net realized and unrealized gain (loss)           (0.11)      (0.04)       0.04        0.10       (0.04)
------------------------------------------------------------------------------------------------------------
Total Income From Operations                          0.37        0.41        0.53        0.49        0.52
------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.49)      (0.48)      (0.50)      (0.46)      (0.56)
   Capital                                           (0.02)      (0.03)      (0.01)      (0.05)         --
------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.51)      (0.51)      (0.51)      (0.51)      (0.56)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                         $9.60       $9.74       $9.84       $9.82       $9.84
------------------------------------------------------------------------------------------------------------
Total Return                                          3.86%       4.30%       5.56%       5.10%       5.48%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $3,953      $1,871      $2,099      $3,406      $5,712
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                              4.93%       4.55%       5.03%       4.32%       5.64%
   Interest expense                                   1.28        1.80        1.77        1.40        1.52
   Other expenses                                     1.63        1.54        1.63        1.71        1.60
   Total expenses                                     2.91        3.34        3.40        3.11        3.12
Portfolio Turnover Rate                                164%        155%        242%        288%        273%
============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31:

Class I Shares                                         2000(1)     1999(1)    1998       1997(2)
==================================================================================================
Net Asset Value, Beginning of Year                    $9.78       $9.87      $9.85      $9.79
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                               0.52        0.45       0.55       0.10
   Net realized and unrealized gain (loss)            (0.08)       0.03       0.04       0.02
--------------------------------------------------------------------------------------------------
Total Income From Operations                           0.44        0.48       0.59       0.12
--------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                              (0.54)      (0.54)     (0.56)     (0.06)
   Capital                                            (0.02)      (0.03)     (0.01)     (0.00)*
--------------------------------------------------------------------------------------------------
Total Distributions                                   (0.56)      (0.57)     (0.57)     (0.06)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $9.66       $9.78      $9.87      $9.85
--------------------------------------------------------------------------------------------------
Total Return                                           4.58%       4.99%      6.12%      1.20%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $30,418     $25,298     $2,928     $2,416
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                               5.38%       4.90%      5.45%      5.60%+
   Interest expense                                    1.12        1.80       1.77       1.40+
   Other expenses                                      1.10        1.03       1.07       1.10+
   Total expenses                                      2.22        2.83       2.84       2.50+
Portfolio Turnover Rate                                 164%        155%       242%       288%
==================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period from April 18, 1997 (inception date) to May 31, 1997.
*    Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
22                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of the Smith Barney Adjustable Rate Government Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Adjustable Rate Government Income Fund as of May 31, 2000, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Adjustable Rate Government Income Fund as of May 31, 2000, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    [LOGO OF KPMG LLP]

New York, New York
July 13, 2000

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           23

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

A total of 9.16% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
24                                            2000 Annual Report to Shareholders

Smith Barney
Adjustable Rate
Government Income Fund

Trustees
Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator
SSB Citi Fund Management LLC

Sub-Investment Adviser
BlackRock Financial Management Inc.
345 Park Avenue
New York, New York 10154

Distributor
CFBDS, Inc.

Custodian

PFPCTrust Company

Transfer Agent
Citi Fiduciary Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699




This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.


[LOGO OF SALOMON SMITH BARNEY]

Smith Barney Adjustable Rate
Government Income Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


FD2224 7/00